Goodwill and intangible assets	12 Months Ended
Mar. 31, 2012
Goodwill and intangible assets

8. Goodwill and intangible assets

Goodwill

The changes in Goodwill during the fiscal years ended March 31, 2010, 2011 and 2012 were as follows:

	Global Corporate Group	Global Retail Group	Total
	(in millions of yen)
2010
Balance at beginning of fiscal year	—	15,016	15,016
Goodwill acquired	—	—	—
Impairment losses recognized	—	—	—
Foreign exchange translation	—	—	—
Balance at end of fiscal year	—	15,016	15,016

Gross amount of goodwill	25,715	39,559	65,274
Accumulated impairment losses	25,715	24,543	50,258

2011
Balance at beginning of fiscal year	—	15,016	15,016
Goodwill acquired (1)	1,973	—	1,973
Impairment losses recognized	—	9,379	9,379
Foreign exchange translation	—	—	—
Balance at end of fiscal year	1,973	5,637	7,610

Gross amount of goodwill	27,688	39,559	67,247
Accumulated impairment losses	25,715	33,922	59,637

2012
Balance at beginning of fiscal year	1,973	5,637	7,610
Goodwill acquired (2)	—	3,776	3,776
Impairment losses recognized	—	5,637	5,637
Foreign exchange translation	(130)	16	(114)
Balance at end of fiscal year	1,843	3,792	5,635

Gross amount of goodwill	27,558	43,351	70,909
Accumulated impairment losses	25,715	39,559	65,274

Notes:

(1)	Goodwill acquired is entirely related to the acquisition of Eurekahedge Pte, LTD.
(2)	Goodwill acquired is entirely related to the acquisition of PT. Mizuho Balimor Finance.

Due to prolonged severe business environment for MHIS, it was determined that the carrying amount of the MHIS operating segment exceeded its fair value, and therefore, goodwill impairment losses of ¥9,379 million and ¥5,637 million were recognized in the Global Retail Group during the fiscal years ended March 31, 2011 and 2012, respectively.

Intangible assets

The table below presents the gross carrying amount, accumulated amortization and net carrying amount of intangible assets, at March 31, 2011 and 2012.

	2011			2012
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions of yen)
Intangible assets subject to amortization:
Customer relationships (Note)	73,949	8,347	65,602	73,949	13,721	60,228
Other	2,587	2,190	397	2,399	2,071	328

Total	76,536	10,537	65,999	76,348	15,792	60,556

Intangible assets not subject to amortization:
Total	9,768	—	9,768	9,744	—	9,744

Total	86,304	10,537	75,767	86,092	15,792	70,300

Note:	Customer relationships were acquired by the merger of MHSC and Shinko. See Note 3 “Business combination” for further information.

For the fiscal years ended March 31, 2010, 2011, and 2012, the MHFG Group recognized ¥3,917 million, ¥5,292 million, and ¥5,490 million, respectively, of amortization expenses for intangible assets.

The table below presents the estimated aggregate amortization expenses for intangible assets for the next five years:

(in millions of yen)
Fiscal year ending March 31:
2013	5,572
2014	5,669
2015	5,331
2016	5,039
2017	4,761